Stock-based Compensation (Disclosure of detailed information about options, valuation assumptions) (Details)	12 Months Ended
	Jan. 31, 2023 CAD ($) Year	Jan. 31, 2022 CAD ($) Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unvested stock-based compensation expense		$ 16,438
Stock Options Granted in March 23, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unvested stock-based compensation expense	$ 0
Stock Options Granted in June 9, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unvested stock-based compensation expense	0
Stock Options Granted on July 30, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unvested stock-based compensation expense	$ 0
Stock Options Granted on January 13, 2023 [Member] | Directors, officers and consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	4.00%
Expected dividends	0.00%
Expected forfeiture rate	0.00%
Expected volatility	141.00%
Expected life | Year	4
Unvested stock-based compensation expense	$ 0
Stock Options Granted on July 17, 2020 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unvested stock-based compensation expense		0
Stock Options Granted on September 21, 2020 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unvested stock-based compensation expense		$ 0
Stock Options Granted on March 23, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate		0.26%
Expected dividends		0.00%
Expected forfeiture rate		0.00%
Expected volatility		134.30%
Expected life | Year		1
Unvested stock-based compensation expense		$ 1,834
Stock Options Granted on June 9, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate		0.32%
Expected dividends		0.00%
Expected forfeiture rate		0.00%
Expected volatility		146.38%
Expected life | Year		1.5
Unvested stock-based compensation expense		$ 6,778
Stock Options Granted on July 30, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate		0.38%
Expected dividends		0.00%
Expected forfeiture rate		0.00%
Expected volatility		131.33%
Expected life | Year		1.5
Unvested stock-based compensation expense		$ 7,826